Secondary Mortgage Market Activities	12 Months Ended
Dec. 31, 2013
Transfers and Servicing of Financial Assets [Abstract]
Secondary Mortgage Market Activities
Secondary Mortgage Market Activities

Mortgage loans serviced for others are not included in the accompanying consolidated statements of condition.  The principal balances of these loans at December 31 are as follows:

	2013	2012
Mortgage loan portfolios serviced for:
Freddie Mac	$87,060,823	$97,808,232
Federal Home Loan Bank	$20,700,145	$22,811,156

Custodial escrow balances maintained in connection with serviced loans were approximately $1,575,000 and $1,669,000 at December 31, 2013 and 2012, respectively.

Activity for mortgage servicing rights and the related valuation allowance is as follows:

	2013	2012	2011

Balance at beginning of year	$486,898	$522,346	$535,205
Additions	85,555	141,516	149,831
Disposals	—	—	—
Amortized to expense	(161,593)	(176,964)	(162,690)
Balance at end of year	$410,860	$486,898	$522,346
Valuation allowance	$—	$—	$—

The fair value of mortgage servicing rights approximated $631,000 and $498,000 at year-end 2013 and 2012. Fair value at year-end 2013 and 2012 was determined using servicing multiples for similar assets as a percentage of the loans sold balance.  The mortgages servicing rights multiple used for year-end 2013 and 2012 was 0.59% and 0.41%, respectively.  As of December 2013 and 2012, no impairment was recorded for mortgage servicing rights.

The weighted average amortization period is eight years.  Estimated amortization expense for each of the next five years is:

2014	119,257
2015	85,818
2016	61,171
2017	43,920
2018	31,245